SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Warrant derivative liability	$ 32,464	$ 39,116
Foreign currency transaction loss	141	50,178
United Kingdom Tax Credit [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Other income	$ 14,192	$ 71,975